Share of Associates and Joint Ventures' Profit (Loss)	12 Months Ended
Dec. 31, 2017
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Share of Associates and Joint Ventures' Profit (Loss)

	US Dollars
Figures in millions	2017	2016	2015
Revenue	453	441	489
Operating costs, special items and other expenses	(470)	(446)	(415)
Net interest received	1	3	7
Profit (loss) before taxation	(16)	(2)	81
Taxation	23	7	(17)
Profit (loss) after taxation	7	5	64
(Impairment) impairment reversal of investments in associates	13	(5)	12
Impairment reversal of investments in joint ventures (note 17)	2	11	12
Share of associates and joint ventures’ profit (loss) (note 31)	22	11	88